4. Changes in accounting practices and disclosures	12 Months Ended
Dec. 31, 2018
Changes In Accounting Practices And Disclosures
Changes in accounting practices and disclosures

4.1  New standards, amendments and interpretations effective for periods beginning on or after January 1, 2018

New standards and revisions

Standard	Description	Impact

IFRS 9 - Financial Instruments	Changes in the classification and measurement requirements, mainly for impairment and hedge accounting.

Except for the impact of the disclosure of allowance for doubtful accounts in the income statements, which is demonstrated as a separate item, the application of this standard did not impact materially the disclosures or amounts recognized in the annual financial statements.

IFRS 15 - Revenue from Contracts with Customers

Establishes a single comprehensive framework to determine if and when a revenue is recognized and how revenue is measured.

IFRS 15 supersedes the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Interpretation A – Customer Loyalty Programmes.

(*) See impact analysis below.
Amendments to IFRS 2 – Classification and measurement of share-based payment transactions	Describe about modifications of settled options of shares.	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 40 – Transfers of investment properties

The amendments clarify that a transfer to or from investment properties require an assessment of whether a property match, or no longer match, the definition of investment properties, supported by observable evidence of a change in use, and that a change in use is possible for properties under construction.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Annual improvements to IFRSs: 2014-2016 cycle Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that the option made by a venture capital organization and other similar entities to measure investments in associates and joint ventures at fair value through profit or loss is separately available for each associate or joint venture, and this choice should be made in the inception.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
IFRIC 22 – Foreign Currency Transactions and Advance Consideration

Describes how the transaction date should be defined in order to determine the exchange rate applicable to the initial recognition of an asset, expense or income when the consideration of that item has been paid or received in advance in foreign currency, resulting in the recording of non-monetary assets and liabilities.

The application of this interpretation did not impact the disclosures or amounts recognized in the annual financial statements.

(*) IFRS 15 – Revenue from Contracts with Customers

As established by IFRS 15 - Revenue from Contracts with Customers, assets related to the concession under construction, recorded under the scope of IFRIC 12 - Service Concession Arrengements, should be classified as Contract Asset during the construction period and transferred to Intangible Assets only after completion of the works.

With the adoption of this new accounting standard, SABESP started to record the Contract Asset in the balance sheet. This amount was previously recognized as part of Intangible Assets and was, therefore, reclassified, with no impact in the income statement. Due to the transition methods adopted by the Company in the application of this standard, the comparative information of the financial statements was not restated and the impact of the adoption on January 1, 2018 is as follows:

Assets	Note	January 1, 2018	Impact of IFRS 15	January 1, 2018
Current assets
Cash and cash equivalents	7	2,283,047	-	2,283,047
Trade receivables	9 (a)	1,672,595	-	1,672,595
Accounts receivable from related parties	10 (a)	180,773	-	180,773
Inventories		85,671	-	85,671
Restricted cash	8	18,822	-	18,822
Recoverable taxes	18 (a)	276,585	-	276,585
Other receivables		56,592	-	56,592
Total current assets		4,574,085	-	4,574,085

Noncurrent assets
Trade receivables	9 (a)	215,910	-	215,910
Accounts receivable from related parties	10 (a)	634,387	-	634,387
Escrow deposits		122,686	-	122,686
Water National Agency – ANA	11	70,487	-	70,487
Other receivables		113,123	-	113,123

Investments	12	36,932	-	36,932
Investment properties	13	57,652	-	57,652
Contract asset	14	-	10,387,715	10,387,715
Intangible assets	15	33,466,132	(10,387,715)	23,078,417
Property, plant and equipment	16	255,050	-	255,050

Total noncurrent assets		34,972,359	-	34,972,359
Total assets		39,546,444	-	39,546,444

4.2 New standards, amendments and interpretations to existing standards that are not yet effective

The Company did not early adopt these standards and is assessing the impacts of the new and revised IFRS below on the disclosures or amounts recognized in the financial statements:

Standard	Description	Impact

IFRS 16 – Leases[1]

Establishes a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor's accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating.

IFRS 16 will supersede the current leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease.

(**) See impact analysis below.
IFRIC 23 – Uncertainty over Income Tax Treatments[1]	Clarify accounting when there are uncertainties about the treatment of taxes on profit.	The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.

1 Effective for annual periods beginning on or after January 1, 2019.

(*) IFRS 16 – Leases

The new standard supersede IAS 17 - "Leases" and corresponding interpretations, introducing significant changes to lessees, as it requires lessess to recognize the liability of future payments and the right of use of leased assets to virtually all leases agreements, including operating leases, specific short-term contracts or contracts with small amounts may be excluded from the scope of this new standard.

The Company’s financial statements will be impacted as follows:

a) recognition of right-of-use assets and lease liabilities in the statement of financial position, initially measured at the present value of future lease payments;

b) recognition of amortization expenses of right-of-use assets and interest expenses on lease liabilities in the income statement; and

c) segregation of the total cash paid in these transactions between principal (recorded in financing activities) and interest (recorded in operating activities) in the statement of cash flows.

SABESP will apply the requirements of IFRS 16 as of the fiscal year beginning on January 1, 2019. To this end, the transition method selected by the Company was the modified retrospective approach, whereby the amount referring to the Right-of-Use Asset (“Lease Asset”) equals to the Lease Liability, without the cumulative effect of the initial application of this new standard recorded as an adjustment to the opening balance of the equity and without the restatement of comparative periods.

The new lease definitions were applied to all contracts in effect on the transition date. The change in the definition of a lease refers mainly to the concept of control. IFRS 16 establishes whether a contract contains a lease based on the fact that customer has the right to control the use of an identified asset for a defined period of time in exchange of consideration.

The Company's Management analyzed the contracts (out of a total of approximately 20,000 contracts), evaluating whether they contained leases in accordance with IFRS 16. This analysis identified impacts mainly related to vehicles and properties leased from third parties, corresponding to approximately 95% of the total amount, and less representative amounts arising from other transactions in which we identified assets leased individually or in combination in service contracts.

The recognition of lease expenses of short-term leases (12 months or less) and leases of low-value assets (below US $ 5,000.00) will remain on a linear basis as permitted by IFRS 16.

On January 1, 2019, the measurement of lease liabilities corresponds to the total of fixed lease payments, adjusted to present value, considering an incremental rate on borrowings, which corresponds to the average rate applicable to borrowings or debt issues in the local capital market, which represent the financing of these assets classified as right of use, allocating the assets based on useful life at the average rate per maturity term of each borrowing contract.

The Company decided to use the practical expedient of using a single real discount rate based on the respective terms for contracts with similar characteristics.

Regarding renewals, the Company considered the assumptions, policies and internal regulations, whose term cannot be automatically renewed, and for which extensions will only occur based on an agreement between the parties in cases proven to be advantageous and necessary to attain SABESP’s interests, i.e., when it is reasonable sure that the option will be exercised.

After carrying out analysis, the Company concluded that only 70 agreements will fall under the scope of IFRS 16, and, on January 1, 2019, the Company's Management will recognize a right-of-use asset and a lease liability at the present value of R$ 64,955.

As of December 31, 2018, the analyses and internal controls associated with the measurement and accounting of the lease agreements were substantially concluded and under customization, with conclusion pending the definition of certain assumptions. Therefore, considering the existence of significant judgment components in the new accounting pronouncement, the Company believe that there may be changes in the reported amounts, but in amounts deemed not significant with the context of the financial statements.

The Company intends to apply the practical expedient related to the definition of leases during transition. This means that it will apply IFRS 16 to all agreements signed before January 1, 2019 identified as lease, in accordance with IAS 17 and IFRIC 4.

There are no other standards and interpretations not yet adopted that may, in the opinion of Management, have a significant impact on the result for the year of equity disclosed by the Company in its financial statements.